INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

At October 31, 2021 and 2020, intangible assets consisted of the following:

	Useful Life	October 31, 2021	October 31, 2020
Software and platform	2 – 10 Years	$197,033	$188,626
Less: accumulated amortization		(49,495)	(28,407)
		$147,538	$160,219

For the years ended October 31, 2021, 2020 and 2019, amortization expense amounted to $19,585, $18,204 and $26,036, respectively, which was included in operating expenses.

Amortization of intangible assets attributable to future periods is as follows:

For the Year Ending October 31:	Amortization Amount
2022	$19,703
2023	19,703
2024	19,703
2025	19,703
2026	19,703
Thereafter	49,023
$147,538